Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Supplementary Cash Flow Information	SUPPLEMENTARY CASH FLOW INFORMATION

(in millions)	2019	2018
Cash paid (received) for
Interest	$1,007	$969
Income taxes	(37)	73
Change in working capital
Accounts receivable and other current assets	$1	$(204)
Prepaid expenses	(8)	1
Inventories	(13)	(8)
Regulatory assets - current portion	(75)	16
Accounts payable and other current liabilities	(8)	99
Regulatory liabilities - current portion	(65)	(6)
	$(168)	$(102)
Non-cash investing and financing activities
Accrued capital expenditures	$382	$328
Common share dividends reinvested	299	272
Finance leases	88	223
Right-of-use assets obtained in exchange for operating lease liabilities	55	—
Contributions in aid of construction	15	14
Exercise of stock options into common shares	5	1